iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
Schedule of Investments
(unaudited)
June 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Financial Exchanges & Data  —  45 .0%
Cboe Global Markets, Inc. .................... 146,843 $ 34,245,256
CME Group, Inc. , Class A .................... 212,812 58,655,244
Coinbase Global, Inc. , Class A
(a)
................ 188,991 66,239,456
Donnelley Financial Solutions, Inc.
(a) (b)
............ 35,768 2,205,097
FactSet Research Systems, Inc. ................ 53,215 23,802,005
Intercontinental Exchange, Inc. ................ 323,296 59,315,117
MarketAxess Holdings, Inc. ................... 52,593 11,746,121
Moody's Corp. ............................ 118,677 59,527,196
Morningstar, Inc. .......................... 37,328 11,718,379
MSCI, Inc. .............................. 103,504 59,694,897
Nasdaq, Inc. ............................. 579,685 51,835,433
S&P Global, Inc. .......................... 297,748 156,999,543
Tradeweb Markets, Inc. , Class A ................ 163,293 23,906,095
619,889,839
a
Investment Banking & Brokerage  —  53 .6%
BGC Group, Inc. , Class A .................... 532,265 5,445,071
Charles Schwab Corp. (The) .................. 958,097 87,416,770
Evercore, Inc. , Class A ...................... 50,418 13,613,868
Goldman Sachs Group, Inc. (The) .............. 291,053 205,992,761
Houlihan Lokey, Inc. , Class A .................. 75,432 13,573,988
Interactive Brokers Group, Inc. , Class A ........... 611,191 33,866,093
Jefferies Financial Group, Inc. ................. 228,501 12,496,720
Lazard, Inc. ............................. 158,254 7,593,027
LPL Financial Holdings, Inc. ................... 112,144 42,050,636
Moelis & Co. , Class A ....................... 98,399 6,132,226
Morgan Stanley ........................... 1,171,763 165,054,536
Perella Weinberg Partners , Class A .............. 87,680 1,702,746
Security Shares Value
a
Investment Banking & Brokerage (continued)
Piper Sandler Companies .................... 23,076 $ 6,413,743
PJT Partners, Inc. , Class A ................... 34,327 5,664,298
Raymond James Financial, Inc. ................ 254,637 39,053,677
Robinhood Markets, Inc. , Class A
(a)
.............. 720,138 67,426,521
Stifel Financial Corp. ....................... 144,058 14,950,339
StoneX Group, Inc.
(a)
....................... 61,177 5,575,672
Virtu Financial, Inc. , Class A ................... 113,532 5,085,098
739,107,790
a
Total Long-Term Investments — 98.6%
(Cost: $ 1,131,924,065 ) ............................... 1,358,997,629
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.47%
(c) (d) (e)
............................ 1,342,313 1,342,850
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................. 1,906,512 1,906,512
a
Total Short-Term Securities — 0.2%
(Cost: $ 3,249,362 ) .................................. 3,249,362
Total Investments — 98.8%
(Cost: $ 1,135,173,427 ) ............................... 1,362,246,991
Other Assets Less Liabilities — 1 .2% ..................... 16,638,405
Net Assets — 100.0% ................................. $ 1,378,885,396
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
  Shares Held
at 06/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 345,956  $ 997,781
(a)
$ —  $ (818) $ (69) $ 1,342,850  1,342,313  $ 4,808
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 1,172,453  734,059
(a)
—  —  —  1,906,512  1,906,512  15,130  —
$ (818) $ (69)
$ 3,249,362
$ 19,938  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 83 09/19/25 $ 13,516 $ 38,607
E-Mini Russell 2000 Index ................................................................ 57 09/19/25 6,246 15,461
$ 54,068
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,358,997,629  $ —  $ —  $ 1,358,997,629
Short-Term Securities
Money Market Funds ...................................... 3,249,362  —  —  3,249,362
$ 1,362,246,991  $ —  $ —  $ 1,362,246,991
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 54,068  $ —  $ —  $ 54,068
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.